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            Astra All-Americas Government Income Trust Annual Report

                                                               November 15, 1995

Dear Shareholders:

Astra Management Corp. ("Astra") is pleased to provide you with this annual report for the Astra All-Americas Government Income Trust (the "Trust") which completed its second fiscal year of operations on September 30, 1995.

We would like to thank each one of you for allocating a portion of your investments into the Trust that is designed to provide current income and total return from a portfolio of assets consisting of Western Hemisphere Government securities and investment grade corporate debt instruments of issuers located in the United States, Canada and Latin America. Astra believes that by investing in government and corporate debt securities of the United States and other North and South American issuers, investors will achieve benefits from the increasingly integrated economic relationships and reduced barriers to free trade among these countries; resulting in attractive opportunities in a carefully selected portfolio of government and corporate debt securities. The Trust's investment strategy, pursued since its inception in November 1993, is to purchase debt securities in countries whose sovereign credit profile is believed to be generally improving or stable. The securities purchased by the Trust will generally be some of the most liquid issues available in their respective sector.

The Trust's performance during the past fiscal year was influenced by many factors. The Trust's fiscal year began in the midst of the U.S. Federal Reserve's attempt to dampen inflationary pressures by slowing the economy through persistent increases in the Fed Funds rate. As a result, both short term and long term interest rates rose. However, beginning in late November 1994, long-term interest rates began to fall as inflation failed to accelerate and investors began to anticipate a slowdown in economic growth. In fact, despite another Federal Reserve increase in the Fed Funds rate in February 1995, yields on short and intermediate maturities began to decrease. Subsequently, over the past six months economic data has indeed displayed a slowing economy and little inflationary pressures prompting the Federal Reserve to decrease the Fed Funds rate in July 1995.

While the U.S. interest rate environment was generally supportive, other Western Hemisphere countries were affected by different economic and political events, particularly Latin America. Mexico's decision to devalue the peso on December 20, 1994, dealt a massive shock to the global framework of Latin American countries as capital inflows ceased and investors liquidated investments in the region. Over the past nine months, investors have begun to differentiate between Latin American countries based on their respective credit profiles, taking into account specific political and economic situations, and have returned to the region prompting increases in the prices of debt securities. For example, during the past three months, Argentina and Brazil initiated debt buyback programs in order to reduce the outstanding balance of higher yielding debt. In fact, Argentina recently issued a Eurobond yielding 9.25% and used the proceeds to purchase outstanding Brady bonds yielding between 17-19%. This illustrates the ability of Latin American countries to once again access capital markets further supporting the improving credit profile of the region.

Over the past year, the Trust has experienced share price volatility (defined as the degree of change in price) brought about by events described above. For example, the Trust's "B" shares net asset value ("NAV") per share was $6.65 on September 30, 1994. The NAV decreased to a low of $5.13 on January 2, 1995 and subsequently, increased and closed at $5.77 on September 29, 1995. As this price move illustrates, the "B" shares have seen considerable price appreciation over the past nine months. However, the Trust's total return for the year ended September 30, 1995 was (8.97%), (9.02%), and (7.16%) for the A, B and C shares, respectively.*

Looking forward, improving sovereign credit fundamentals for many Western Hemisphere countries, declining or stable U.S. interest rates, and an improving or stable U.S. dollar should all be contributing factors to a generally positive backdrop for Western Hemisphere Government securities and investment grade corporate debt instruments of issuers located in the United States, Canada and Latin America. In particular, this environment helps Latin America by improving sentiment towards financial assets in general and should increase the flow of funds back to Latin America. More directly, with several Latin American countries operating with either fixed pegs (Argentina) or with very stable exchange rate policies with respect to the dollar (such as Brazil, Chile, and Peru), lower U.S. interest rates could be accompanied by lower domestic interest rates in these countries as well, assuming other internal factors do not deteriorate. This could contribute to a further upward rebound of the extreme sell off in Latin America debt securities that occurred from late 1994 to early 1995.

Based upon this scenario, we currently plan to continue to structure the Trust to take advantage of a continued tightening of credit spreads in Latin America by remaining overweighted in Latin American government debt, particularly Brazil and Argentina. The Trust will also hold a portion of its assets in U.S. government securities for liquidity purposes as well as the potential for a further decline in U.S. interest rates.

On behalf of Astra, we want to thank you for giving us the opportunity to help you achieve your financial goals and objectives.

Sincerely,

Astra Management Corp.

----------

* Average annual total returns for the Class A, Class B, and Class C shares, respectively, after deduction of applicable sales charges and assuming the reinvestment of all dividends and capital gains distributions.

   An investment in securities issued by foreign governments involves special risks and considerations not typically associated with U.S. Government securities, including political, economic, currency fluctuations, and other risks. Individual securities owned by the Trust, but not shares of the Trust, may be guaranteed as to the payment of principal and interest by the U.S. Government, its agencies, and instrumentalities. Performance data represents past performance. Investment returns and the principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

   Astra All-Americas Government Income Trust is a non-diversified open-end management investment company which seeks the highest level of current income, consistent with reasonable investment risk, through investments in a portfolio of (i) debt securities issued or guaranteed by the Governments of the United States and other North and South American countries, and (ii) investment in investment-grade debt instruments (including interest in bank loans) issued by corporations in those countries.

   Securities offered through Astra Fund Distributors Corp.

----
   2

          Management Discussion and Analysis
--------------------

General Economic and Market Environment

The Trust's performance during the past fiscal year was influenced by many factors. In the midst of the U.S. Federal Reserve's attempt to dampen inflationary pressures by slowing the economy through persistent increases in the Fed Funds rate. Both short- and long-term interest rates rose. Beginning in late November 1994, long-term interest rates began to fall as inflation failed to accelerate and investors began to anticipate a slowdown in economic growth. In fact, despite another Federal Reserve increase in the Fed Funds rate in February 1995, yields on short and intermediate maturities began to decrease. Subsequently, over the next six months economic data displayed a slowing economy and little inflationary pressures prompting the Federal Reserve to decrease the Fed Funds rate in July 1995.

While the U.S. interest rate environment was generally supportive, other Western Hemisphere countries were affected by different economic and political events, particularly Latin America. Mexico's decision to devalue the peso on December 20, 1994 dealt a massive shock to the global framework of Latin American countries as capital inflows ceased and investors liquidated investments in the region. Since that time, investors have begun to differentiate between Latin American countries based on their respective credit profiles, taking into account specific political and economic situations, and have returned to the region prompting increases in the prices of debt securities.

Emerging Market Fixed Income Securities in Particular

The U.S. interest rate environment during the past fiscal year, together with specific economic and political developments in each Latin America country, combined to create a tremendous impact on the emerging market fixed income sector.

Prior to the Mexican Peso crisis, Latin America appeared to be progressing nicely towards financial stability and sustained economic growth. From 1991 to early 1994, as interest rates fell, investors responded by investing large sums of money into Latin America and other emerging market countries. Seeing fewer opportunities in the low interest rate environment of the United States, investors moved into higher yielding markets. During early 1994, the emerging market sector experienced weakness in prices as persistent capital inflows into the sector abated. The Mexican political system, a recent source of comfort for investors, began to show signs of fragmentation. The assassination of both the ruling PRI's presidential candidate in March 1994 and the PRI's Secretary General in September 1994 severely hampered Mexico's political profile.

Despite these setbacks, the emerging market sector gradually recovered in the second and third quarter of 1994 boosted by the results of presidential elections in Brazil as well as positive economic data concerning inflation and growth in other emerging market countries. However, Mexico's decision to devalue the peso, dealt a massive shock to the global framework of emerging markets that has only recently begun to ease. The initial move to devalue the currency proved insufficient due in large part to Mexico's large balance of short-term debt and the unwillingness of investors to roll over existing debt at existing interest rates. As a result, the Mexican government was forced to abandon its currency plan and instead, allow the currency to float freely. In turn, over the next several months, the equity and fixed income markets of all Latin American countries dropped significantly as investors reduced their emerging market exposure.

----
   3

Over the past six months, investors have steadily returned to the emerging market sector and have begun to differentiate between countries based on their respective credit profiles, identify value, and purchase fixed income securities. For example, during the past three months, Argentina and Brazil initiated debt buyback programs in order to reduce the outstanding balance of higher yielding debt. In fact, Argentina recently issued a Eurobond yielding 9.25% and used the proceeds to purchase outstanding Brady bonds yielding between 17-19%. This illustrates the ability of Latin American countries to once again access capital markets further supporting the improving credit profile of the region. In addition, a broad realization that the markets had become oversold as well as a move away from "default psychology" has further stimulated an emerging market recovery.

Analysis of the Astra All Americas Government Income Trust

Given the previously described scenarios in both the U.S. fixed income and emerging markets, the major focus of the Astra All Americas Government Income Trust was to cautiously decrease exposure in U.S. government securities and selectively add government securities of emerging market countries whose credit profiles were relatively stable or improving. Consequently, the trust remained overinvested in U.S. securities rather than higher yielding emerging market securities during the first part of 1995. As a result, the trust's share price showed somewhat less volatility than would have been the case if it was fully invested in emerging market debt. The trust's investment strategy continued to focus on purchasing securities that were some of the most liquid in the emerging market sector.


----
   4

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST CLASS A SHARES AND THE J.P. MORGAN
    EMERGING MARKETS BOND INDEX, THE LEHMAN BROTHERS AGGREGATE INDEX AND THE
               LEHMAN BROTHERS INTERMEDIATE-TERM GOVERNMENT INDEX

Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra All-Americas Government Income Trust Class A Shares underperformed the J.P. Morgan Emerging Markets Bond Index, the Lehman Brothers Aggregate Index and the Lehman Brothers Intermediate-Term Government Index. Note, however, that these indices have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charge and incur no operating expenses. Of course, one cannot invest in an index.

              ----GRAPHICAL REPRESENTATION OF DATA TABLE BELOW----

                                     Class A

                          Average Annual Total Returns
                               September 30, 1995
                           1 Year     Since Inception
                           -8.97%         -7.32%
                         (Total return figure reflects
                             partial waiver of fees)


                                                        2/28/94    6/30/94    9/30/94   12/31/94    3/31/95    6/30/95    9/30/95
                                                        -------    -------    -------   --------    -------    -------    -------
All-Americas Gov't Income Trust--Class A Shares           9,647      9,027      9,397      8,556      7,788      8,523      8,864
J.P. Morgan Emerging Markets Bond Index*                 10,000      8,709      9,655      8,847      7,866      9,663     10,239
Lehman Brothers Aggregate Index**                        10,000      9,653      9,712      9,748     10,240     10,864     11,078
Lehman Brothers Intermediate-Term Government Index***    10,000      9,799      9,873      9,864     10,275     10,755     10,922

             Inception date of Class A shares was February 28, 1994

                        Note: Includes all Sales Charges

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.
----------
  * The J.P. Morgan Emerging Markets Bond Index is a total return index that tracks the traded market for dollar-denominated sovereign restructured bonds.

 ** The Lehman Brothers Aggregate Index includes fixed rate debt issues rated investment grade or higher by Moody's Investor Service, Standard & Poor's Corporation, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million.

*** The Lehman Brothers Intermediate-Term Government Index is composed of all
    U.S. Government agency and Treasury securities with maturities of five to ten years.


----
   5

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST CLASS B SHARES AND THE J.P. MORGAN
    EMERGING MARKETS BOND INDEX, THE LEHMAN BROTHERS AGGREGATE INDEX AND THE
               LEHMAN BROTHERS INTERMEDIATE-TERM GOVERNMENT INDEX

Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra All-Americas Government Income Trust Class B Shares underperformed the total return of the J.P. Morgan Emerging Markets Bond Index, the Lehman Brothers Aggregate Index and the Lehman Brothers Intermediate-Term Government Index. Note, however, that these indices have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charge and incur no operating expenses. Of course, one cannot invest in an index.

              ----GRAPHICAL REPRESENTATION OF DATA TABLE BELOW----

                                     Class B

                          Average Annual Total Returns
                               September 30, 1995
                          1 Year     Since Inception
                          -9.02%         -5.50%
                         (Total return figure reflects
                             partial waiver of fees)



                                                       11/01/93 12/31/93 3/31/94 6/30/94 9/30/94 12/31/94 3/31/95 6/30/95 9/30/95
                                                       -------- -------- ------- ------- ------- -------- ------- ------- -------
All-Americas Gov't Income Trust--Class B Shares          10,000   10,160   9,438   9,397   9,752    8,889   8,127   8,862   8,975
J.P. Morgan Emerging Markets Bond Index*                 10,000   10,505   8,552   8,410   9,324    8,543   7,596   9,331   9,888
Lehman Brothers Aggregate Index**                        10,000    9,969   9,682   9,583   9,641    9,678  10,166  10,785  10,997
Lehman Brothers Intermediate-Term Government Index***    10,000    9,992   9,807   9,752   9,826    9,817  10,226  10,704  10,870

             Inception date of Class B shares was November 1, 1993

                        Note: Includes all Sales Charges

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.
----------
  * The J.P. Morgan Emerging Markets Bond Index is a total return index that tracks the traded market for dollar-denominated sovereign restructured bonds.

 ** The Lehman Brothers Aggregate Index includes fixed rate debt issues rated investment grade or higher by Moody's Investor Service, Standard & Poor's Corporation, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million.

*** The Lehman Brothers Intermediate-Term Government Index is composed of all
    U.S. Government agency and Treasury securities with maturities of five to ten years.


----
   6

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST CLASS C SHARES AND THE J.P. MORGAN
    EMERGING MARKETS BOND INDEX, THE LEHMAN BROTHERS AGGREGATE INDEX AND THE
               LEHMAN BROTHERS INTERMEDIATE-TERM GOVERNMENT INDEX

Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra All-Americas Government Income Trust Class C Shares underperformed the total return of the J.P. Morgan Emerging Markets Bond Index, the Lehman Brothers Aggregate Index and the Lehman Brothers Intermediate-Term Government Index. Note, however, that these indices have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charge and incur no operating expenses. Of course, one cannot invest in an index.

              ----GRAPHICAL REPRESENTATION OF DATA TABLE BELOW----

                                     Class C

                          Average Annual Total Returns
                               September 30, 1995
                           1 Year     Since Inception
                           -7.16%         -4.37%
                         (Total return figure reflects
                            partial waiver of fees)


                                                       11/01/93 12/31/93 3/31/94 6/30/94 9/30/94 12/31/94 3/31/95 6/30/95 9/30/95
                                                       -------- -------- ------- ------- ------- -------- ------- ------- -------
All-Americas Gov't Income Trust--Class C Shares          10,000   10,146   9,439   9,383   9,752    8,859   8,097   8,848   9,181
J.P. Morgan Emerging Markets Bond Index*                 10,000   10,505   8,552   8,410   9,324    8,543   7,596   9,331   9,888
Lehman Brothers Aggregate Index**                        10,000    9,696   9,682   9,583   9,641    9,678  10,166  10,785  10,997
Lehman Brothers Intermediate-Term Government Index***    10,000    9,992   9,807   9,752   9,826    9,817  10,226  10,704  10,870


              Inception date of Class C shares was November 1, 1993

                        Note: Includes all Sales Charges

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.
----------
  * The J.P. Morgan Emerging Markets Bond Index is a total return index that tracks the traded market for dollar-denominated sovereign restructured bonds.

 ** The Lehman Brothers Aggregate Index includes fixed rate debt issues rated investment grade or higher by Moody's Investor Service, Standard & Poor's Corporation, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million.

*** The Lehman Brothers Intermediate-Term Government Index is composed of all
    U.S. Government agency and Treasury securities with maturities of five to ten years.


----
   7


          Portfolio of Investments as of September 30, 1995
----------------------
           Principal                                                                                    U.S. $
            Amount                                                           Rate        Maturity        Value
            ------                                                           ----        --------       ------

                      U.S. GOVERNMENT SECURITIES--22.9%
                      Government Obligations: 22.9%
US $      2,000,000   U.S. Treasury Note ................................   8.5000%     02/15/00     $ 2,188,660
US $      1,900,000   U.S. Treasury Note ................................   7.5000%     02/15/05       2,070,525
                                                                                                     -----------
                       Total U.S. Government Securities
                        (Cost $4,234,527) ...............................                              4,259,185
                                                                                                     -----------
                      ARGENTINIAN SECURITIES--4.7%
                      Government Obligations: 4.7%
US $      1,400,000   Republic of Argentina, Floating Rate Bond .........   6.8125%(1)  03/31/05         872,298
                                                                                                     -----------
                       Total Argentinian Securities
                        (Cost $889,893) .................................                                872,298
                                                                                                     -----------
                      BRAZILIAN SECURITIES--19.8%
                      Corporate Obligations: 19.8%
US $      2,100,000   Republic of Brazil--Brady Bond ....................    4.2500%    04/15/24       1,023,645
US $      4,000,000   Republic of Brazil--El-L Note .....................    7.2500%    04/15/06       2,664,800
                                                                                                     -----------
                       Total Brazilian Securities
                        (Cost $3,423,659) ...............................                              3,688,445
                                                                                                     -----------
                      COLOMBIAN SECURITIES--9.3%
                      Corporate Obligations: 4.7%
US $        900,000   Colombia Compania Sud America
                       Vapore Notes .....................................   7.3750%     12/08/03         877,500
                      Government Obligations: 4.6%
US $        900,000   Republic of Colombia Floating Rate Note ...........   7.2500%(1)  02/23/04         844,830
                                                                                                     -----------
                       Total Colombian Securities
                        (Cost $1,554,612) ...............................                              1,722,330
                                                                                                     -----------
                      MEXICAN SECURITIES--14.8%
                      Government Obligations: 14.8%
US $      4,500,000   Republic of Mexico--Brady Bond ....................    6.2500%    12/31/19       2,744,779
                                                                                                     -----------
                       Total Mexican Securities
                        (Cost $2,801,833) ...............................                              2,744,779
                                                                                                     -----------
                      PANAMANIAN SECURITIES--13.7%
                      Government Obligations: 13.7%
US $      3,164,000   Republic of Panama, Floating Rate Note ............   7.2500%(1)   05/10/02      2,547,020
                                                                                                     -----------
                       Total Panamanian Securities
                        (Cost $2,639,855) ...............................                              2,547,020
                                                                                                     -----------
                       Total Investments in Securities
                        (Cost $15,544,379)* (Notes 2A, 2B and 3) ....................     85.2%       15,834,057
                       Other Assets in Excess of Liabilities ........................     14.8%        2,746,781
                                                                                         -----       -----------
                       Total Net Assets .............................................    100.0%      $18,580,838
                                                                                         =====       ===========

----------
(1) Floating rate securities-rates shown are coupon rates as of September 30, 1995.
  * Cost for Federal income tax purposes is $15,544,379 and net unrealized appreciation consists of the following:

        Gross Unrealized Appreciation ..........................  $457,165
        Gross Unrealized Depreciation ..........................  (167,487)
                                                                  --------
          Net Unrealized Appreciation ..........................  $289,678
                                                                  ========

                 See accompanying notes to financial statements

----
   8


       Statement of Assets and Liabilities
       September 30, 1995
---------------------
ASSETS:
Investments at market value (identified cost $15,544,379) (Notes 2A and 3) ..................  $15,834,057
Receivable for:
  Interest ..................................................................................      530,152
  Investment securities sold ................................................................    4,270,514
  Fund shares sold ..........................................................................          110
Prepaid expenses ............................................................................       24,105
Deferred organization expenses (Note 2F) ....................................................      128,681
                                                                                               -----------
     Total Assets ...........................................................................   20,787,619
                                                                                               -----------
LIABILITIES:
Cash overdraft ..............................................................................        8,226
Payable for:
  Investment securities purchased ...........................................................    2,067,412
  Fund shares redeemed ......................................................................       73,689
Accrued expenses ............................................................................       57,454
                                                                                               -----------
     Total Liabilities ......................................................................    2,206,781
                                                                                               -----------
NET ASSETS ..................................................................................  $18,580,838
                                                                                               ===========
Class A Shares:
  Net assets (Applicable to 36,009 shares; unlimited number of shares
    of beneficial interest authorized without par value) ....................................  $   215,633
                                                                                               ===========
  Net asset value and redemption price per share ($215,633/36,009 shares) ...................  $      5.99
                                                                                               ===========
    Offering price per share (100/96.5 of $5.99)* ...........................................  $      6.21
                                                                                               ===========
Class B Shares:
  Net assets (Applicable to 2,634,910 shares; unlimited number of shares of beneficial interest authorized without par value) ....................................  $15,194,572
                                                                                               ===========
  Net asset value, offering and redemption price per share
    ($15,194,572/2,634,910 shares) ..........................................................  $      5.77
                                                                                               ===========
Class C Shares:
  Net assets (Applicable to 551,328 shares; unlimited number of shares of beneficial interest authorized without par value) ....................................  $ 3,170,633
                                                                                               ===========
  Net asset value, offering and redemption price per share
    ($3,170,633/551,328 shares) .............................................................  $      5.75
                                                                                               ===========

-----------
* The offering price is reduced on purchases in excess of $100,000.
Net assets at September 30, 1995 consisted of:
         Paid-in capital ........................................  $20,955,854
         Accumulated net realized losses on investments .........   (2,664,694)
         Unrealized appreciation of investments .................      289,678
                                                                   -----------
                                                                   $18,580,838
                                                                   ===========

                 See accompanying notes to financial statements

-----
    9

       Statement of Operations
       For the Year Ended September 30, 1995
--------------------
INVESTMENT INCOME:

Income:
  Interest ....................................................     $ 2,557,529
                                                                    -----------
Expenses:

  Distribution expenses (Note 4) ..............................         212,218
  Interest expense (Note 6) ...................................         169,318
  Management fees (Note 5) ....................................         156,848
  Professional fees ...........................................          72,952
  Transfer agent fees .........................................          46,945
  Accounting services .........................................          41,764
  Amortization of organization expenses (Note 2F) .............          41,676
  Registration and filing fees ................................          29,419
  Administration fees (Note 5) ................................          21,383
  Shareholders reports ........................................          21,020
  Custodian fees ..............................................          10,750
  Trustees' fees ..............................................           5,866
  Miscellaneous expenses ......................................           3,301
                                                                    -----------
     Total expenses ...........................................         833,460
  Expenses waived (Note 5) ....................................        (104,678)
                                                                    -----------
       Net expenses ...........................................         728,782
                                                                    -----------
       Net investment income ..................................       1,828,747
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN EXCHANGE TRANSACTIONS:

  Net realized loss on investments ............................      (1,797,637)
  Net realized loss on foreign currency transactions ..........      (3,100,538)
                                                                    -----------
  Net realized loss ...........................................      (4,898,175)
  Increase in unrealized appreciation of investments
    and foreign currencies ....................................         814,459
                                                                    -----------
  Net realized and unrealized loss on investments and
    foreign currency transactions .............................      (4,083,716)
                                                                    -----------
    Net decrease in net assets resulting from operations ......     $(2,254,969)
                                                                    ===========

              See accompanying notes to financial statements
-----
   10


       Statement of Changes in Net Assets
--------------------
                                                                                                          November 1, 1993*
                                                                                       Year Ended                to
                                                                                   September 30, 1995    September 30, 1994
                                                                                   ------------------    ------------------
Operations:
  Net investment income ...........................................................    $ 1,828,747           $ 1,252,124
  Net realized loss on investments ................................................     (1,797,637)             (853,977)
  Net realized loss on foreign currency transactions ..............................     (3,100,538)             (703,987)
  Increase in unrealized appreciation (depreciation) of investments
    and foreign currencies ........................................................        814,459              (524,781)
                                                                                       -----------           -----------
  Net decrease in net assets resulting from operations ............................     (2,254,969)             (830,621)
Undistributed net investment income included in price of shares sold
  and redeemed ....................................................................         (7,053)               36,081

Distributions to Shareholders:
  Distributions from net investment income ........................................           --                (697,393)
  Distributions from paid-in capital ..............................................     (1,836,060)             (592,367)

Capital Share Transactions:

  Net increase (decrease) in net assets derived from change in outstanding shares (a)
      Class A shares ..............................................................        (88,839)              373,327
      Class B shares ..............................................................      1,496,254            18,563,540
      Class C shares ..............................................................     (1,081,766)            5,500,704
                                                                                       -----------           -----------
          Total increase (decrease) ...............................................     (3,772,433)           22,353,271
Net Assets:
  Beginning of period .............................................................     22,353,271                    --
                                                                                       -----------           -----------
  End of period (including undistributed net investment income
    of $0 and $36,081, respectively) ..............................................    $18,580,838           $22,353,271
                                                                                       ===========           ===========

-------------
* Commencement of operations

                 See accompanying notes to financial statements
-----
   11


(a) A summary of capital share transactions follows:
                                                                             Year Ended September 30, 1995
                                                                        ----------------------------------------
                                                                         Class A       Class B         Class C
                                                                        ---------    -----------     -----------
Shares:
Shares sold .....................................................         21,670       1,637,700          35,241
Shares issued in payment of distributions
  to shareholders ...............................................          2,065          93,140          14,576
                                                                        --------     -----------     -----------
                                                                          23,735       1,730,840          49,817
Shares redeemed .................................................        (40,478)     (1,650,623)       (248,484)
                                                                        --------     -----------     -----------
    Net increase (decrease) .....................................        (16,743)         80,217        (198,667)
                                                                        ========     ===========     ===========
Dollars:
Shares sold .....................................................       $138,175     $10,277,217     $   232,503
Shares issued in payment of distributions
  to shareholders ...............................................         12,556         539,356          86,627
                                                                        --------     -----------     -----------
                                                                         150,731      10,816,573         319,130
Shares redeemed .................................................       (239,570)     (9,320,319)     (1,400,896)
                                                                        --------     -----------     -----------
    Net increase (decrease) .....................................       $(88,839)    $ 1,496,254     $(1,081,766)
                                                                        ========     ===========     ===========


                                                                         November 1, 1993* to September 30, 1994
                                                                        -----------------------------------------
                                                                         Class A       Class B         Class C
                                                                        --------     -----------     ------------
Shares:
Shares sold .....................................................         62,632       2,932,316         796,197
Shares issued in payment of distributions
  to shareholders ...............................................            636          53,677          16,972
                                                                        --------     -----------     -----------
                                                                          63,268       2,985,993         813,169
Shares redeemed .................................................        (10,516)       (431,300)        (63,174)
                                                                        --------     -----------     -----------
    Net increase ................................................         52,752       2,554,693         749,995
                                                                        ========     ===========     ===========
Dollars:
Shares sold .....................................................       $441,979     $21,056,431     $ 5,801,072
Shares issued in payment of distributions
  to shareholders ...............................................          4,356         364,741         114,696
                                                                        --------     -----------     -----------
                                                                         446,335      21,421,172       5,915,768
Shares redeemed .................................................        (73,008)     (2,857,632)       (415,064)
                                                                        --------     -----------     -----------
    Net increase ................................................       $373,327     $18,563,540     $ 5,500,704
                                                                        ========     ===========     ===========

-------------
* Commencement of operations.

                 See accompanying notes to financial statements
-----
   12

       Statement of Cash Flows
       For the Year Ended September 30, 1995
--------------------
Increase (decrease) in cash:
Cash flows from operating activities:
  Purchases of portfolio securities ...........................    $(44,739,420)
  Proceeds from disposition of portfolio securities ...........      51,886,978
  Interest income received ....................................       1,727,288
  Operating expenses paid .....................................        (515,803)
  Interest expense paid .......................................        (184,013)
  Effect of currency exchange rates on cash ...................             (26)
                                                                   ------------
      Net cash provided by operating activities ...............       8,175,004
                                                                   ------------

Cash flows from financing activities:
  Net increase in cash overdraft ..............................           8,226
  Proceeds from shares sold ...................................      10,655,284
  Payments on shares redeemed .................................     (10,897,207)
  Cash distributions paid (a) .................................      (1,197,521)
  Net repayments of borrowings ................................      (6,950,000)
                                                                   ------------
      Net cash used for financing activities ..................      (8,381,218)
                                                                   ------------
  Net decrease in cash ........................................        (206,214)
  Cash at beginning of period .................................         206,214
                                                                   ------------
  Cash at end of period .......................................    $         --
                                                                   ============
Reconciliation of net decrease in net assets
  resulting from operations to cash provided
  by operating activities:
    Net decrease in net assets resulting from operations ......    $ (2,254,969)
                                                                   ------------
    Adjustments to reconcile net decrease in net assets
      resulting from operations to net cash provided by
      operating activities:
       Decrease in investments in securities ..................      12,764,113
       Increase in interest receivable ........................        (160,004)
       Increase in receivable for investment securities sold ..      (4,270,514)
       Increase in prepaid expenses ...........................         (24,105)
       Decrease in deferred organization expenses .............          41,676
       Increase in payable for investments securities purchased       2,067,412
       Increase in accrued expenses ...........................          11,395
                                                                   ------------
         Total adjustments ....................................      10,429,973
                                                                   ------------
           Net cash provided by operating activities ..........    $  8,175,004
                                                                   ============
-------------
(a) Non-cash financing activities included herein consist of reinvestment of distributions to shareholders of $638,539.

                 See accompanying notes to financial statements
-----
   13


       Financial Highlights
       Class A Shares
--------------------

                (For a Share Outstanding Throughout Each Period)
                                                                                    February 28, 1994*
                                                                  Year Ended                to
                                                              September 30, 1995    September 30, 1994
                                                              ------------------    ------------------
Per Share Operating Performance
Net asset value, beginning of period .........................      $6.91                  $7.35
                                                                    -----                  -----
Income (loss) from investment operations--
  Net investment income ......................................       0.51                   0.14
  Net realized and unrealized loss on investments and
    foreign currency transactions ............................      (0.92)                 (0.32)
                                                                    -----                  -----
      Total from investment operations .......................      (0.41)                 (0.18)
                                                                    -----                  -----
Less distributions--
  Distributions from net investment income ...................        --                   (0.14)
  Distributions from paid-in capital .........................      (0.51)                 (0.12)
                                                                    -----                  -----
     Total distributions .....................................      (0.51)                 (0.26)
                                                                    -----                  -----
Net asset value, end of period ...............................      $5.99                  $6.91
                                                                    =====                  =====
Total Return (a) .............................................      (5.68)%                (2.32)%

Ratios/Supplement Data
Net assets, end of period ....................................   $215,633               $364,402
Ratios to average net assets
  Expenses (excluding interest expense)--
    Before expense waiver ....................................       2.97%                  2.86%(b)
    After expense waiver .....................................       2.50%                  1.41%(b)
  Net investment income (excluding interest expense)--
    Before expense waiver ....................................       9.07%                  9.42%(b)
    After expense waiver .....................................       9.54%                 10.87%(b)
Interest expense .............................................       0.87%                  1.83%(b)
Portfolio turnover rate ......................................        204%                   407%
Average daily borrowing outstanding during period ............   $ 40,036               $ 87,049
Average daily shares outstanding during period ...............     48,764                 35,151
Average daily borrowings outstanding per share during period..      $0.82                  $2.48

-----------
  * Date of initial public offering.
(a) Total return has not been annualized and excludes sales charges.
(b) Annualized.

                 See accompanying notes to financial statements
-----
   14


       Financial Highlights
       Class B Shares
--------------------

                (For a Share Outstanding Throughout Each Period)

                                                                                        November 1, 1993*
                                                                    Year Ended                 to
                                                                September 30, 1995      September 30, 1994
                                                                ------------------      ------------------
Per Share Operating Performance
Net asset value, beginning of period ..........................       $6.65                   $7.35
                                                                      -----                   -----
Income (loss) from investment operations--
 Net investment income ........................................        0.50                    0.28
 Net realized and unrealized loss on investments and foreign
  currency transactions .......................................       (0.88)                  (0.46)
                                                                      -----                   -----
   Total from investment operations ...........................       (0.38)                  (0.18)
                                                                      -----                   -----
Less distributions--
 Distributions from net investment income .....................         --                    (0.28)
 Distributions from paid-in capital ...........................       (0.50)                  (0.24)
                                                                      -----                   -----
   Total distributions ........................................       (0.50)                  (0.52)
                                                                      -----                   -----
Net asset value, end of period ................................       $5.77                   $6.65
                                                                      =====                   =====
Total Return (a) ..............................................       (5.55)%                 (2.48)%

Ratios/Supplement Data
Net assets, end of period ..................................... $15,194,572             $17,001,490
Ratios to average net assets
 Expenses (excluding interest expense)--
  Before expense waiver .......................................        3.11%                   3.61%(b)
  After expense waiver ........................................        2.62%                   1.75%(b)
 Net investment income (excluding interest expense)--
  Before expense waiver .......................................        8.84%                   8.14%(b)
  After expense waiver ........................................        9.33%                  10.00%(b)
Interest expense ..............................................        0.78%                   1.69%(b)
Portfolio turnover rate .......................................         204%                    407%
Average daily borrowing outstanding during period ............. $ 2,111,536             $ 4,404,462
Average daily shares outstanding during period ................   3,008,143               1,848,041
Average daily borrowings outstanding per share during period...       $0.70                   $2.38

------------
  * Date of initial public offering.
(a) Total return has not been annualized and excludes contingent deferred sales charges.
(b) Annualized.

                 See accompanying notes to financial statements
-----
   15


       Financial Highlights
       Class C Shares
--------------------

                (For a Share Outstanding Throughout Each Period)

                                                                                           November 1, 1993*
                                                                      Year Ended                  to
                                                                  September 30, 1995      September 30, 1994
                                                                  ------------------      ------------------
Per Share Operating Performance
Net asset value, beginning of period ............................       $6.65                   $7.35
                                                                        -----                   -----
Income (loss) from investment operations--
  Net investment income .........................................        0.49                    0.28
  Net realized and unrealized loss on investments and foreign
    currency transactions .......................................       (0.89)                  (0.46)
                                                                        -----                   -----
      Total from investment operations ..........................       (0.40)                  (0.18)
                                                                        -----                   -----
Less distributions--
  Distributions from net investment income ......................         --                    (0.28)
  Distributions from paid-in capital ............................       (0.50)                  (0.24)
                                                                        -----                   -----
    Total distributions .........................................       (0.50)                  (0.52)
                                                                        -----                   -----
Net asset value, end of period ..................................       $5.75                   $6.65
                                                                        =====                   =====
Total Return (a) ................................................       (5.86)%                 (2.48)%

Ratios/Supplement Data
Net assets, end of period .......................................  $3,170,633              $4,987,379
Ratios to average net assets
  Expenses (excluding interest expense)--
    Before expense waiver .......................................        3.10%                   3.61%(b)
    After expense waiver ........................................        2.62%                   1.82%(b)
 Net investment income (excluding interest expense)--
  Before expense waiver .........................................        8.91%                   8.32%(b)
  After expense waiver ..........................................        9.40%                  10.11%(b)
Interest expense ................................................        0.83%                   1.74%(b)
Portfolio turnover rate .........................................         204%                    407%
Average daily borrowing outstanding during period ...............  $  481,332              $1,319,294
Average daily shares outstanding during period ..................     637,550                 545,628
Average daily borrowings outstanding per share during period ....       $0.75                   $2.42

-------------
  * Date of initial public offering.
(a) Total return has not been annualized and excludes contingent deferred sales charges.
(b) Annualized.

                 See accompanying notes to financial statements
-----
   16

        Notes to Financial Statements
        September 30, 1995
--------------------

Note 1--Organization

Astra (formerly Pilgrim) Institutional Trust ("the Company"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is authorized to issue shares in separate series. The Company currently offers three classes of shares (the "Class A Shares", the "Class B Shares", and the "Class C Shares") in one non-diversified series, Astra (formerly Pilgrim) All-Americas Government Income Trust (the "Trust"). The Class A Shares are sold with a front-end sales charge. The Class B and Class C Shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. All classes have identical rights with respect to voting (exclusive of each Classes' distribution arrangement), liquidation and distributions.

The Trust commenced operations on November 1, 1993, the date on which it began investing in accordance with its registration statement. At such time only Class B Shares and Class C Shares were offered for sale. On February 28, 1994, Class A Shares were offered for sale.

Note 2--Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in accordance with generally accepted accounting principles.

  A. SECURITY VALUATION. The securities held in the Trust's portfolio are valued by using market quotations, or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities of the Trust which are traded both on an exchange and in the over-the-counter market are valued according to the broadest and most representative market. When portfolio securities are traded, the valuation will be the last reported sales price on the day of valuation. If there is no such reported sale or the valuation is based on the over-the-counter market, the securities are valued at the mean between the last available bid and offered prices. Securities for which reliable quotations or pricing services are not readily available and all other assets are valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees of the Company, which procedures may include the delegation of certain responsibilities regarding valuation to the officers of the Company. The officers of the Company report, as necessary, to the Trustees of the Company regarding portfolio valuation determination. Foreign securities are valued on the basis of quotations from the primary market in which they are traded.

  B. CURRENCY TRANSLATION. The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

  C. FORWARD CURRENCY CONTRACTS. The Trust may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the forward currency contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the forward

-----
   17
     currency contract at the time it was opened and value at the time it was closed.

     Investments in forward currency contracts may expose the Trust to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counterparty to the agreement to perform in accordance with the terms of the contract.

  D. FEDERAL INCOME TAXES. The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  E. SECURITY TRANSACTIONS, INCOME, DIVIDENDS AND DISTRIBUTIONS. As is common in the industry, security transactions are recorded on the trade date. Interest income is accrued as earned. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Trust intends to declare and pay monthly dividends.

     The character of distributions paid to shareholders is determined by reference to income as determined for income tax purposes (after giving appropriate effect to temporary differences between the financial reporting and tax basis of assets and liabilities) rather than income as determined for financial reporting purposes.

     Distributions paid to shareholders during the year ended September 30, 1995 exceeded net investment income as determined for income tax purposes as a result of the characterization of realized foreign currency losses and certain non-deductible operating expenses.

  F. DEFERRED ORGANIZATION EXPENSES. All of the expenses incurred by the Company in connection with the organization and registration of the Trust's shares will be borne by the Trust and are being amortized to expense on a straight-line basis over a period of five years.

  G. EQUALIZATION. The Trust follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of capital shares equivalent to the amount of distributable net investment income, on a per-share basis on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares. This practice has been discontinued as of September 30, 1995.

Note 3--Investments

For the year ended September 30, 1995, the cost of purchases and the proceeds from sales of securities, excluding short-term notes, were $46,813,466 and $56,157,492, respectively.

At September 30, 1995 the Trust had a capital loss carryforward for Federal income tax purposes of $2,664,694 of which $853,997 expires in 2002 and $1,810,717 expires in 2003.

Note 4--Distribution Plans

Class A Shares. The Trust has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Class A Plan"), whereby it may pay up to a maximum annual rate of
 .25% of the average net assets of the Class A Shares to Astra Fund (formerly Pilgrim) Distributors Corp. ("Distributors"), its principal underwriter, for expenses incurred in the distribution of the Trust's Class A Shares. Pursuant to the Plan, Distributors is entitled to reimbursement for its actual expenses incurred in the distribution and promotion of the Trust's Class A Shares, including the printing of prospectuses and reports used for sales purposes, expenses for preparation and printing of sales literature and other related expenses, including any distribution or service fees paid to securities dealers or institutions who have executed a distribution or service agreement with Distributors. During the year ended September 30, 1995, Distributors was reimbursed $736 fordistribution costs incurred under the Class A Plan.

The Plan permits Distributors to carry forward for a maximum of three years (without carrying charges) distribution expenses from prior years covered by the Plan for which Distributors has not received reimbursement. At September 30, 1995,

-----
   18

Distributors had incurred $17,451 of distribution expenses in excess of amounts currently reimbursable by the Trust pursuant to the Class A Plan. In the event that the Plan is terminated in accordance with its terms, the obligation of the Trust to make payments to Distributors pursuant to the Class A Plan will cease and the Trust will not be required to make any payments for expenses incurred after termination.

Class B and Class C Shares. The Trust has adopted Plans pursuant to Rule 12b-1 under the 1940 Act (the "Class B Plan" and the "Class C Plan"), whereby it will provide daily compensation to Distributors in the form of sales commissions equal to 5% of the amount received by the Trust for each Class B Share sold and 4% of the amount received for each Class C Share sold (excluding reinvestment of dividends and distributions) plus an interest fee calculated by applying the rate of 1% over prime rate to the outstanding balance of Uncovered Distribution Charges. Daily compensation payments will be made monthly and are limited to an annual rate of .75% of the average net assets of the Class B and Class C Shares, respectively. During the year ended September 30, 1995, daily compensation paid to Distributors was $130,843 and $27,917 for the Class B and Class C Shares, respectively.

Uncovered Distribution Charges consist of cumulative sales commissions, interest fees and Exchange-In Charges, reduced by cumulative daily compensation, contingent deferred sales charges (See Note 7) and Exchange-Out Charges. Exchange-In Charges and Exchange-Out Charges represent a pro-rata portion of the Uncovered Distribution Charges existing on the date of eligible shareholder exchanges in or out of the Trust. At September 30, 1995, such Uncovered Distribution Charges amounted to $228,384 and $170,728 for the Class B and Class C Plans, respectively.

The Class B and Class C Plans also provide for the payment to Distributors of a trail or maintenance fee, accrued daily and paid monthly, in an amount equal to an annual rate of .25% of average daily net assets of the Class B and Class C Shares, respectively. During the year ended September 30, 1995, maintenance fees paid to Distributors amounted to $43,455 and $9,267 for the Class B and Class C Plans, respectively.

Note 5--Investment Management Fees and Other Transactions with Affiliates

Astra (formerly Pilgrim) Management Corporation (the "Manager") provides the Trust with investment management services pursuant to an Investment Management Agreement. The Manager furnishes investment management services, including furnishing requisite office space and personnel, and in general supervising and managing the Trust's portfolio subject to the ultimate supervision and direction of the Company's Trustees. As compensation for its services, the Manager is paid a monthly fee which is equal to the annual rate of .65% of the Trust's average daily gross assets. Gross assets for purposes of calculating such fee consist of average daily net assets increased by average daily debt outstanding.

Pursuant to the Investment Management Agreement the Manager will reduce its aggregate fees for any fiscal year, or reimburse the Trust, to the extent required so that the Trust's expenses do not exceed the expense limitations applicable to the Trust under the securities laws or regulations of those states or jurisdictions in which the Trust's shares are registered or qualified for sale. Currently, the most restrictive of such limitations would require the Manager to reimburse the Trust to the extent required so that the Trust's expenses, as described below, for any fiscal year do not exceed 2.50% of the first $30 million of the Trust's average net assets, 2% of the next $70 million of the Trust's average net assets and 1.50% of the Trust's remaining average net assets. The amount of any such required reimbursement, however, is limited to the management fees paid by the Trust to the Manager. Expenses for purposes of these expense limitations include the management fee, but exclude distribution expenses, brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, paid or incurred by the Trust.

The Manager has voluntarily agreed to further limit the Trust's aggregate operating expenses during the year ended September 30, 1995 resulting in a waiver of expenses in the amount of $104,678.

Pursuant to an Advisory Agreement with Acci Worldwide, S.A de C.V (the "Adviser"), an affiliate of Banco Nacional de Mexico, S.A., the Adviser rendered portfolio management services to the

-----
   19

Manager with respect to Mexican securities included in the Trust's portfolio (other than Mexican bank loans) subject to the general supervision of the Manager and the Board of Trustees. As compensation for its services the Adviser was paid a fee by the Manager equal to the annual rate of .165% of the Trust's Mexican investments (other than Mexican bank loans). The Adviser resigned as of January 31, 1995 and the Manager is currently providing such services.

Atlas Holdings (formerly Pilgrim) Group, Inc., (the "Administrator"), provides the Trust with administrative services pursuant to an Administration Agreement. These administrative services include supervising the preparation of all documents required for compliance by the Trust with applicable laws and regulations, supervising and maintenance of books and records, and other general and administrative responsibilities. As compensation for its services, the Administrator is paid a monthly fee which is equal to the annual rate of .10% of the Trust's average daily net assets.

Certain officers and trustees of the Company are also officers and/or directors of the Manager, Distributors and Administrator which are affiliated companies.

Note 6--Borrowings

Bank Loan. The Trust has entered into a Loan and Pledge Agreement (the "Agreement") with a bank. Pursuant to the Agreement the Trust may borrow an amount not to exceed the lesser of $50 million or the maximum borrowing permitted under the 1940 Act. All borrowings under the Agreement will be collateralized by securities pledged to the bank. The bank will lend up to a specified percentage of the market value of the pledged securities. The percentage varies depending upon the type of pledged securities but currently will not exceed 93%. All borrowings are due upon demand and bear interest at LIBOR plus 1% payable monthly. At September 30, 1995 the Trust had no balances outstanding pursuant to this Agreement.

Reverse Repurchase Agreements. The Trust has entered into a Master Repurchase Agreement (the "Agreement") with a bank. The Agreement provides that the Trust may periodically enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale and delivery of securities by the Trust to the bank coupled with an agreement to buy the securities back at a later date at an agreed price. The Trust pays the bank a fixed rate of interest for the use of the funds for the term of the reverse repurchase agreement. These transactions have been accounted for as borrowings secured by securities.

Other. During the year ended September 30, 1995 the Trust had daily weighted average borrowings from bank loans and reverse repurchase agreements of $2,632,904 at a daily weighted average annual interest rate of 6.43%. Maximum borrowings outstanding during the year ended September 30, 1995 were $7,100,000.

Note 7--Contingent Deferred Sales Charges

Class B and Class C Shares redeemed within certain periods after purchase will be subject to a contingent deferred sales charge ("CDSC"). Redemption proceeds will be applied first against shares not subject to the CDSC for purposes of calculating the applicable CDSC. The CDSC will not be imposed on shares acquired through the reinvestment of dividends and distributions or on the appreciation in the value of the shares acquired. The CDSC is paid by the redeeming shareholder to Distributors and is imposed at the following rates:

Year of Redemption              Class B     Class C
After Purchase                   CDSC        CDSC
------------------              ------      ------
First ........................   4.00%       1.50%
Second .......................   3.00%       0.00%
Third ........................   2.00%       0.00%
Fourth .......................   1.00%       0.00%
Fifth and thereafter .........   0.00%       0.00%

-----
20

       Report of Independent Certified Public Accountants
--------------------

To the  Board of Trustees of Astra Institutional Trust and the
Shareholders of Astra All-Americas Government Income Trust

     We have audited the accompanying statement of assets and liabilities of Astra All-Americas Government Income Trust (a series of shares of beneficial interest of Astra Institutional Trust), including the portfolio of investments, as of September 30, 1995 and the related statements of operations and cash flows for the year then ended and the statement of changes in net assets for the year then ended and for the period November 1, 1993 (commencement of operations) to September 30, 1994, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Astra All-Americas Government Income Trust as of September 30, 1995, and the results of its operations and its cash flows for the year then ended and the changes in its net assets for the year then ended and for the period November 1, 1993 to September 30, 1994, and the financial highlights for each of the periods indicated thereon, in conformity with generally accepted accounting principles.




                                               TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
October 20, 1995

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   21

        Astra Group
        Family of Funds
--------------------

        Adjustable-Income Funds
--------------------
  Astra Adjustable U.S. Government Securities Trust I
  Astra Adjustable U.S. Government Securities Trust I-A
  Astra Adjustable U.S. Government Securities Trust II
  Astra Adjustable U.S. Government Securities Trust III
  Astra Adjustable U.S. Government Securities Trust IV
  Astra Adjustable Rate Securities Trust I
  Astra Adjustable Rate Securities Trust I-A
  Astra Adjustable Rate Securities Trust II
  Astra Adjustable Rate Securities Trust III
  Astra Adjustable Rate Securities Trust IV

       Fixed-Income Funds
--------------------
  Astra All-Americas Government Income Trust
  Astra Short-Term Multi-Market Income Fund
  Astra Short-Term Multi-Market Income Fund II


-------------
Prospectuses containing more complete information about the Funds, including charges and expenses, may be obtained from Astra Fund Distributors Corp. Read the Prospectus carefully before you invest or send money.

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   22

                                                           [LOGO]

                                                           ASTRA
------------------------------------    ---------------------------------------
750 B Street                                               ASTRA
Suite 2350                                                 ALL-AMERICAS
San Diego, CA 92101                                        GOVERNMENT
                                                           INCOME TRUST
------------------------------------    ----------------------------------------
ASTRA ALL-AMERICAS GOVERNMENT                              ANNUAL REPORT
INCOME TRUST                                               SEPTEMBER 30, 1995


Investment Manager
Astra Management Corp.
750 B Street
Suite 2350
San Diego, CA 92101
1-619-238-7100

Principal Underwriter
Astra Fund Distributors Corp.                     [ARTWORK--FLAGS]
750 B Street
Suite 2350
San Diego, CA 92101
1-800-219-1080

Shareholder Servicing Agent
DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141
1-800-441-7267

Transfer Agent
Investors Fiduciary Trust Company
c/o DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141



This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes details regarding the Trust's objectives, policies, sales commissions and other information.


AAG 1195 3